Leases	12 Months Ended
Mar. 31, 2020
Leases
Leases
7.	Leases

The Company entered into operating lease agreements primarily for shops and malls, offices, warehouses and land. Certain lease agreements contain an option for the Company to renew a lease for a term of up to five years or an option to terminate a lease early. The Company considers these options in determining the classification and measurement of the leases.

The leases may include variable payments based on measures such as the level of sales at a physical store, which are expensed as incurred.

Components of operating lease cost are as follows:

Year ended March 31, 2020
(in millions of RMB)
Operating lease cost	5,600
Variable lease cost	79
Total operating lease cost	5,679

For the year ended March 31, 2020, cash payments for operating leases and the operating lease assets obtained in exchange for operating lease liabilities amounted to RMB3,666 million and RMB6,001 million, respectively.

As of March 31, 2020, the Company’s operating leases had a weighted average remaining lease term of 10.8 years and a weighted average discount rate of 5.5%. Future lease payments under operating leases as of March 31, 2020 are as follows:

Amounts
(in millions of RMB)
For the year ending March 31,
2021	3,877
2022	3,140
2023	2,768
2024	2,542
2025	2,382
Thereafter	15,205
29,914
Less: imputed interest	(8,057)
Total operating lease liabilities (Note 19)	21,857